Other Comprehensive Income (Loss) (Schedule Of Components Of Other Comprehensive Income (Loss)) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign currency translation adjustments, Pre-Tax	$ 177	$ (100)	$ (34)
Foreign currency translation adjustments, Tax Expense	(5)	4	(7)
Foreign currency translation adjustments, Net of Tax	182	(104)	(27)
Unrealized investment loss, Pre-Tax	(1)	(9)	(17)
Unrealized investment holding losses, net of income tax (credit) expense	1	(4)	(5)
Unrealized investment holding gains (losses),Net of Tax	(2)	(5)	(12)
Pension/post-retirement plans:
Prior service gains. Pre-Tax	(31)	(32)	(34)
Prior Service cost, Tax Expense	(12)	(13)	(13)
Prior Service cost, Net of Tax	(19)	(19)	(21)
Net actuarial losses, Pre-Tax	270	213	144
Net actuarial losses, Tax Expense	90	68	48
Net actuarial losses, Net of Tax	180	145	96
Subtotal, Pre-Tax	239	181	110
Subtotal, Tax Expense	78	55	35
Subtotal, Net of Tax	161	126	75
Net gain (loss) arising during period, Pre-Tax	(648)	(1,289)	(346)
Net gain (loss) arising during period, Tax Expense	(217)	(388)	(111)
Net gain (loss) arising during period, Net of Tax	(431)	(901)	(235)
Foreign currency translation adjustments, Pre-Tax	(113)	(14)	89
Foreign currency translation adjustments, Tax Expense	(26)	(3)	18
Foreign currency translation adjustments, Net of Tax	(87)	(11)	71
Other adjustments. Pre-Tax	75	8	1
Other adjustments, Tax Expense	17	1	2
Other adjustmentsI, Net of Tax	58	7	(1)
Pension/post-retirement plans (gains) losses, Pre-Tax	(447)	(1,114)	(146)
Pension/post-retirement plans (gains) losses, Tax Expense	(148)	(335)	(56)
Pension/post-retirement plans (gains) losses, Net of Tax	(299)	(779)	(90)
Other Comprehensive Income (Loss), Pre-Tax	(271)	(1,223)	(197)
Other Comprehensive Income (Loss), Tax	(152)	(335)	(68)
Other comprehensive loss, net of tax	$ (119)	$ (888)	$ (129)